INCOME TAXES - Roll Forward of Deferred Tax Asset (Liabilities) Presented in Consolidated Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	$ 30,691	$ 57,115
Recognized in profit or loss	22,603	(1,632)
Recognized directly in equity	3,860	(17,839)
Acquisitions/disposals	(3,142)	(979)
Additions from acquisitions	(2,941)	(5,974)
Closing Balance	51,071	30,691
Foreign exchange loss, deferred tax asset	10,435	2,983
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	13,048	30,788
Recognized in profit or loss	9	20
Recognized directly in equity	1,770	(17,760)
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	14,827	13,048
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	27,747	24,621
Recognized in profit or loss	7,105	3,205
Recognized directly in equity	1,144	(79)
Acquisitions/disposals	0	0
Additions from acquisitions	138	0
Closing Balance	36,134	27,747
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	17,323	18,613
Recognized in profit or loss	(1,482)	(1,290)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	15,841	17,323
Property, equipment, intangibles and leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(32,690)	(20,512)
Recognized in profit or loss	8,957	(3,170)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	(5,376)	(9,008)
Closing Balance	(29,109)	(32,690)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(6,100)	(3,681)
Recognized in profit or loss	(2,794)	(2,419)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	(8,894)	(6,100)
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	1,937	1,604
Recognized in profit or loss	2,719	333
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	4,656	1,937
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	242	356
Recognized in profit or loss	(242)	(114)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	0	242
Inflation adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	721	2,357
Recognized in profit or loss	(305)	(1,636)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	416	721
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(2,989)	(1,404)
Recognized in profit or loss	2,798	(1,585)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	(191)	(2,989)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	2,148	1,506
Recognized in profit or loss	5,508	1,277
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	(198)	(635)
Closing Balance	7,458	2,148
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	21,387	54,248
Recognized in profit or loss	22,273	(5,379)
Recognized directly in equity	2,914	(17,839)
Acquisitions/disposals	0	0
Additions from acquisitions	(5,436)	(9,643)
Closing Balance	41,138	21,387
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	9,304	2,867
Recognized in profit or loss	330	3,747
Recognized directly in equity	946	0
Acquisitions/disposals	(3,142)	(979)
Additions from acquisitions	2,495	3,669
Closing Balance	$ 9,933	$ 9,304